ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accounts Receivable Net Current	$ 30,875		$ 30,875		$ 83,097	$ 191,601
Sales revenue	$ 1,882,129	$ 179,744	$ 3,127,112	$ 560,069	735,717	1,030,113
Retailer 1
Sales revenue					$ 131,900	$ 171,600
Concentration Risk Percentage					18.00%	16.00%
Partner 1
Sales revenue					$ 102,300	$ 0
Concentration Risk Percentage					14.00%	0.00%
Partner 2
Sales revenue					$ 84,500	$ 0
Concentration Risk Percentage					11.00%	0.00%
Partner 3
Sales revenue					$ 0	$ 175,000
Concentration Risk Percentage					0.00%	17.00%
Partner 4
Sales revenue					$ 50,000	$ 245,380
Concentration Risk Percentage					0.00%	23.00%